Dynamic Total Return Fund

DYNAMIC TOTAL RETURN FUND

Class A  DYNAX

Class I DYNIX

A Series of Two Roads Shared Trust

Supplement dated August 28, 2014
to the Prospectus dated April 1, 2014

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Effective immediately, the Dynamic Total Return Fund (the “Fund”) will no longer impose a fee of 1.00% on shares redeemed within 30 days of purchase (the “Redemption Fee”). Accordingly, all references to the Redemption Fee in the Fund’s Prospectus are deleted.

The Fund has also amended its expense limitation agreement to lower its Total Annual Fund Operating Expenses After Expense Waiver to 1.85% and 1.75% of the Fund’s average daily net assets on Class A and Class I shares, respectively, until August 31, 2015.

As a result of this change, effective immediately, the Fund’s fee table and expense example in the Prospectus is amended and restated as follows:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(2)	0.72%	0.72%
Total Annual Fund Operating Expenses	2.47%	2.22%
Less Fee Waiver and Expense Reimbursement(3)	(0.62)%	(0.47)%
Total Annual Fund Operating Expenses After Expense Waiver	1.85%	1.75%

(1)	Restated to reflect current fees.
(2)	Expenses are based on estimated amounts for the current fiscal year.
(3)	The Fund’s Adviser has contractually agreed to waive a portion of its advisory fee in the amount of 0.25% of the Fund’s average daily net assets until at least May 31, 2015. The Adviser and Sub-Adviser have also contractually agreed to jointly reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2015 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.85% and 175% of average daily net assets attributable to Class A and Class I shares, respectively. The agreements may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. This expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 year	3 years
Class A	$752	$1,245
Class I	$178	$649

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This Supplement and the existing Prospectus and Statement of Additional Information (“SAI”) each dated April 1, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the SAI have been filed with the U.S Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-866-551-7172.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dynamic Total Return Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Dynamic Total Return Fund		Class A	Class I
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.72%	0.72%
Total Annual Fund Operating Expenses		2.47%	2.22%
Less Fee Waiver and Expense Reimbursement	[2]	(0.62%)	(0.47%)
Total Annual Fund Operating Expenses After Expense Waiver		1.85%	1.75%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's Adviser has contractually agreed to waive a portion of its advisory fee in the amount of 0.25% of the Fund's average daily net assets until at least May 31, 2015. The Adviser and Sub-Adviser have also contractually agreed to jointly reduce the Fund's fees and/or absorb expenses of the Fund until at least August 31, 2015 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.85% and 175% of average daily net assets attributable to Class A and Class I shares, respectively. The agreements may be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. This expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Dynamic Total Return Fund (USD $)	1 Year	3 Years
Class A	752	1,245
Class I	178	649

[1]	Restated to reflect current fees.